Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	VP Inflation Protection Fund
Issuer	Mitsubishi UFJ Financing Group
Ticker/Sedol	606822CA0
Principal Amount (US$)	$1,000,000,000.00
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$600,000.00
Amount Purchased (Foreign$)	N/A
Trade Date	10/5/2021
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	MUFG Securities Americas Inc.
Other Syndicate Members:
Morgan Stanley & Co. LLC, Citigroup Global Markets Inc, Barclays Capital Inc., BofA Securities, Inc., J.P. Morgan Securities LLC, Bank of China Limited, BNP Paribas, CastleOak Securities L.P., Crédit Agricole Corporate and Investment Bank, HSBC Securities (USA) Inc., Industrial and Commercial Bank of China Limited, Natixis Securities Americas LLC, Nomura Securities International, Inc., Penserra Securities LLC, Roberts & Ryan Investments, Inc., R. Seelaus & Co., LLC, Société Générale, Wells Fargo Securities, LLC

Underwriting Spread	0.250%
Currency	USD

Fund	VP Inflation Protection Fund
Issuer	Citigroup Inc.
Ticker/Sedol	172967NA5
Principal Amount (US$)	$2,750,000,000.00
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$990,000.00
Amount Purchased (Foreign$)	N/A
Trade Date	6/2/2021
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.
Other Syndicate Members:	Barclays Capital Inc., BMO Capital Markets Corp., Capital One Securities, Inc., CastleOak Securities, L.P., Commonwealth Bank of Australia, DBS Bank Ltd., Deutsche Bank Securities Inc. , Drexel Hamilton, LLC, Industrial and Commercial Bank of China (Asia) Limited, Intesa Sanpaolo S.p.A., Natixis Securities Americas LLC, Nomura Securities International, Inc., RBC Capital Markets, LLC, Roberts & Ryan Investments, Inc., Santander Investment Securities Inc., SG Americas Securities, LLC, SMBC Nikko Securities America, Inc., Swedbank AB (publ), TD Securities (USA) LLC, UBS Securities LLC, UniCredit Capital Markets LLC, Westpac Capital Markets LLC, ABN AMRO Securities (USA) LLC, Academy Securities, Inc., ANZ Securities, Inc., Bank of China Limited, London Branch, BBVA Securities Inc., CIBC World Markets Corp., Commerz Markets LLC, Credit Suisse Securities (USA) LLC, Desjardins Securities Inc., DZ Financial Markets LLC, Fifth Third Securities, Inc., Global Oak Capital Markets LLC, Great Pacific Securities, HSBC Securities (USA) Inc., ING Financial Markets LLC, KeyBanc Capital Markets Inc., Loop Capital Markets LLC, MFR Securities, Inc., Mizuho Securities USA LLC, MUFG Securities Americas Inc., nabSecurities, LLC, National Bank of Canada Financial Inc., Nordea Bank Abp, PNC Capital Markets LLC, R. Seelaus & Co., LLC, RB International Markets (USA) LLC, Samuel A. Ramirez & Company, Inc., Scotia Capital (USA) Inc., Siebert Williams Shank & Co., LLC, Skandinaviska Enskilda Banken AB (publ), Standard Chartered Bank, U.S. Bancorp Investments, Inc., Wells Fargo Securities, LLC
Underwriting Spread	0.325%
Currency	USD